Significant Accounting Policies - Schedule of Weighted Average Assumptions Using Black-Scholes Option Pricing Model (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.42%	1.17%
Expected term (in years)	4 years 2 months 8 days	4 years 6 months
Volatility	80.39%	76.13%
Forfeiture rate	0.00%	10.00%